Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES:
Net income (loss) for the period	$ (6,773,273)	$ (49,955,221)	$ 8,268,947	$ (11,729,741)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation of equipment	7,702		2,704
Amortization of license	14,430		4,603
Amortization of debt discounts	45,592		3,822
Gain on extinguishment of debt			(160,807)
Stock based compensation	80,000
Loss from derivative liabilities	5,852,321	49,360,801
Changes in operating assets and liabilities:
Accounts receivable	(20,744)
Inventory	(3,157)
Prepaid consulting fees	28,611		(30,000)
Accounts payable and accrued expenses	647,282	594,420	1,291,255	1,323,057
NET CASH (USED IN) OPERATING ACTIVITIES	(121,236)		(429,392)	(4,803)
INVESTING ACTIVITIES:
Purchase of equipment			(47,124)
Acquisition of license	(27,247)		(79,256)
NET CASH USED IN INVESTING ACTIVITIES	(27,247)		(126,380)
FINANCING ACTIVITIES:
Proceeds from obligations collateralized by receivables				4,803
Payments towards obligations collateralized by receivables			(15,000)
Proceeds from convertible debt financings	139,456		200,000
Payments towards convertible debt			(17,886)
Proceeds from sales of common stock			363,919
Proceeds from related party loans			112,061
Payments towards related party loans			(70,500)
Payments towards notes payable	(3,000)		(6,250)
NET CASH PROVIDED BY FINANCING ACTIVITIES	136,456		566,344	4,803
Exchange Rate Effect on Cash	9,393
NET INCREASE (DECREASE) IN CASH	(2,634)		10,572
Cash at beginning of year	10,573
Cash at end of period	7,939		10,573
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Common Stock issued in satisfaction of accrued executive compensation	150,000
Common stock issued for accrued consulting fees	300,000
Common Stock issued for prepaid marketing fees	25,000
Common Stock issued for license	64,000
Common Stock and Warrants issued in connection with new convertible notes	139,456
Common stock issued in satisfaction of convertible notes and accrued interest		40,032
Loss (gain) from derivative liability	5,855,627	49,360,801	(9,809,916)	10,401,881
CASH, BEGINNING OF PERIOD	$ 10,572
CASH, END OF PERIOD			10,572
Conversion of convertible notes and accrued interest through the issuance of common stock			$ 5,257,524